Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustments	Cash flow hedge reserve	Non- Controlling interest
Equity at beginning of period at Dec. 31, 2021	$ 2,021,840	$ 2,057,105	$ 69,943	$ (108,749)	$ (8,561)	$ 0	$ 12,102
Exercise of equity-settled share-based payments	2,072	6,061	(3,989)
Equity-settled share-based payments	139,103		139,103
Tax effect - equity-settled share-based payments	(2,622)		(2,622)
Shares repurchased and cancelled	(129,835)	(75,902)		(53,933)
Effect of share repurchase liability	(42,484)	(14,672)		(27,812)
Dividend paid by subsidiary to non-controlling interest	(260)						(260)
Effect of purchase of non-controlling interest, net of tax	(39,421)			(33,115)			(6,306)
Net loss and comprehensive loss	31,097			56,732	(30,858)		5,223
Equity at end of period at Dec. 31, 2022	1,979,490	1,972,592	202,435	(166,877)	(39,419)	0	10,759
Exercise of equity-settled share-based payments	8,167	30,520	(22,353)
Equity-settled share-based payments	144,435		144,435
Tax effect - equity-settled share-based payments	424		424
Effect of share repurchase liability	(55,471)	(33,378)		(22,093)
Dividends declared	(28,097)			(28,097)			0
Net loss and comprehensive loss	(4,733)			(7,835)	3,065	(7,102)	7,139
Equity at end of period at Dec. 31, 2023	$ 2,044,215	$ 1,969,734	$ 324,941	$ (224,902)	$ (36,354)	$ (7,102)	$ 17,898